Summary of significant accounting policies - Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables
Impairment losses	$ 0	$ 0	$ 0
Members
Receivables
Receivables	177,790,000	170,901,000	187,401,000
Non-Members
Receivables
Receivables	$ 68,791,000	$ 30,883,000	$ 32,614,000